Quarterly Holdings Report
for
Fidelity® Stock Selector Large Cap Value Fund
April 30, 2024
LCV-NPRT1-0624
1.800356.120
Common Stocks - 97.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	55,200	932,328
Verizon Communications, Inc.	159,717	6,307,224
		7,239,552
Entertainment - 1.0%
The Walt Disney Co.	43,291	4,809,630
Warner Bros Discovery, Inc. (a)	106,278	782,206
		5,591,836
Interactive Media & Services - 0.2%
Alphabet, Inc. Class A	6,200	1,009,236
Media - 1.4%
Comcast Corp. Class A	153,422	5,846,912
WPP PLC	174,900	1,753,051
		7,599,963
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc.	25,493	4,185,186
TOTAL COMMUNICATION SERVICES		25,625,773
CONSUMER DISCRETIONARY - 5.2%
Automobiles - 0.7%
General Motors Co.	93,858	4,179,497
Hotels, Restaurants & Leisure - 1.8%
Hilton Worldwide Holdings, Inc.	25,556	5,041,688
McDonald's Corp.	18,018	4,919,635
		9,961,323
Household Durables - 0.5%
Tempur Sealy International, Inc.	54,508	2,728,670
Specialty Retail - 2.2%
Dick's Sporting Goods, Inc.	18,027	3,622,345
Lowe's Companies, Inc.	23,622	5,385,580
Williams-Sonoma, Inc.	11,065	3,173,221
		12,181,146
TOTAL CONSUMER DISCRETIONARY		29,050,636
CONSUMER STAPLES - 7.6%
Beverages - 2.1%
Constellation Brands, Inc. Class A (sub. vtg.)	6,162	1,561,821
Keurig Dr. Pepper, Inc.	80,255	2,704,594
Monster Beverage Corp. (a)	15,800	844,510
PepsiCo, Inc.	7,100	1,248,961
The Coca-Cola Co.	84,786	5,237,231
		11,597,117
Consumer Staples Distribution & Retail - 1.3%
Dollar Tree, Inc. (a)	12,921	1,527,908
Walmart, Inc.	95,969	5,695,760
		7,223,668
Food Products - 1.3%
Archer Daniels Midland Co.	26,700	1,566,222
Bunge Global SA	5,278	537,089
Lamb Weston Holdings, Inc.	9,900	825,066
McCormick & Co., Inc. (non-vtg.)	100	7,606
Mondelez International, Inc.	34,564	2,486,534
The J.M. Smucker Co.	11,900	1,366,715
Tyson Foods, Inc. Class A	10,700	648,955
		7,438,187
Household Products - 1.8%
Procter & Gamble Co.	60,907	9,940,022
Personal Care Products - 0.3%
Kenvue, Inc.	66,800	1,257,176
Puig Group SL Class B	10,434	272,812
		1,529,988
Tobacco - 0.8%
Philip Morris International, Inc.	49,197	4,670,763
TOTAL CONSUMER STAPLES		42,399,745
ENERGY - 8.3%
Energy Equipment & Services - 0.9%
Schlumberger Ltd.	99,600	4,729,008
Oil, Gas & Consumable Fuels - 7.4%
Canadian Natural Resources Ltd.	74,700	5,660,628
Cenovus Energy, Inc. (Canada)	198,200	4,071,548
Exxon Mobil Corp.	156,300	18,485,601
Phillips 66 Co.	37,100	5,313,091
Shell PLC ADR	51,600	3,697,656
Targa Resources Corp.	33,500	3,821,010
		41,049,534
TOTAL ENERGY		45,778,542
FINANCIALS - 22.4%
Banks - 9.6%
Bank of America Corp.	140,474	5,198,943
Citigroup, Inc.	82,252	5,044,515
Citizens Financial Group, Inc.	41,400	1,412,154
First Horizon National Corp.	30,570	456,104
JPMorgan Chase & Co.	129,933	24,913,355
KeyCorp	337,061	4,884,014
Wells Fargo & Co.	192,840	11,439,269
		53,348,354
Capital Markets - 4.9%
Bank of New York Mellon Corp.	115,262	6,511,150
BlackRock, Inc. Class A	6,210	4,686,314
CVC Capital Partners PLC	9,000	163,282
Intercontinental Exchange, Inc.	16,671	2,146,558
LPL Financial	6,951	1,870,723
MarketAxess Holdings, Inc.	13,834	2,768,045
Moody's Corp.	5,266	1,950,158
Morgan Stanley	51,733	4,699,426
State Street Corp.	31,300	2,268,937
		27,064,593
Consumer Finance - 0.5%
Discover Financial Services	20,797	2,635,604
Financial Services - 3.6%
Apollo Global Management, Inc.	15,287	1,656,805
Berkshire Hathaway, Inc. Class B (a)	13,708	5,438,375
Block, Inc. Class A (a)	40,331	2,944,163
Corpay, Inc. (a)	9,772	2,952,512
Fiserv, Inc. (a)	20,114	3,070,804
Global Payments, Inc.	31,742	3,896,965
		19,959,624
Insurance - 3.8%
Arthur J. Gallagher & Co.	17,424	4,089,239
Chubb Ltd.	24,862	6,181,688
Globe Life, Inc.	11,446	871,842
Hartford Financial Services Group, Inc.	88,465	8,571,374
Progressive Corp.	8,003	1,666,625
		21,380,768
TOTAL FINANCIALS		124,388,943
HEALTH CARE - 13.4%
Biotechnology - 1.1%
Biogen, Inc. (a)	2,600	558,532
Exact Sciences Corp. (a)	5,500	326,425
Gilead Sciences, Inc.	24,800	1,616,960
Moderna, Inc. (a)	7,000	772,170
Regeneron Pharmaceuticals, Inc. (a)	2,870	2,556,194
Vertex Pharmaceuticals, Inc. (a)	1,000	392,810
		6,223,091
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	42,300	4,482,531
Baxter International, Inc.	16,900	682,253
Becton, Dickinson & Co.	9,100	2,134,860
Boston Scientific Corp. (a)	68,200	4,901,534
Stryker Corp.	8,300	2,792,950
		14,994,128
Health Care Providers & Services - 3.8%
Cencora, Inc.	13,500	3,227,175
Centene Corp. (a)	23,200	1,694,992
Cigna Group	9,660	3,449,006
CVS Health Corp.	57,100	3,866,241
Elevance Health, Inc.	2,000	1,057,160
HCA Holdings, Inc.	5,100	1,580,082
Humana, Inc.	1,700	513,553
Molina Healthcare, Inc. (a)	6,525	2,232,203
UnitedHealth Group, Inc.	7,060	3,414,922
		21,035,334
Life Sciences Tools & Services - 1.5%
Danaher Corp.	15,600	3,847,272
Thermo Fisher Scientific, Inc.	7,875	4,478,670
		8,325,942
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	47,300	2,078,362
Johnson & Johnson	69,185	10,003,459
Merck & Co., Inc.	66,200	8,554,364
Pfizer, Inc.	120,600	3,089,772
		23,725,957
TOTAL HEALTH CARE		74,304,452
INDUSTRIALS - 13.6%
Aerospace & Defense - 4.9%
General Electric Co.	78,689	12,733,454
Northrop Grumman Corp.	9,569	4,641,252
RTX Corp.	21,982	2,231,613
Spirit AeroSystems Holdings, Inc. Class A (a)	137,900	4,412,800
The Boeing Co. (a)	20,404	3,424,607
		27,443,726
Air Freight & Logistics - 1.4%
FedEx Corp.	29,455	7,710,730
Building Products - 1.1%
Johnson Controls International PLC	94,000	6,116,580
Construction & Engineering - 1.2%
Fluor Corp. (a)	169,500	6,835,935
Ground Transportation - 2.3%
Knight-Swift Transportation Holdings, Inc. Class A	80,900	3,740,007
U-Haul Holding Co. (non-vtg.)	65,100	3,991,932
XPO, Inc. (a)	44,400	4,771,224
		12,503,163
Industrial Conglomerates - 0.2%
3M Co.	12,336	1,190,547
Machinery - 1.8%
Allison Transmission Holdings, Inc.	83,300	6,126,715
Timken Co.	40,800	3,640,176
		9,766,891
Professional Services - 0.7%
Concentrix Corp.	38,300	2,093,861
ManpowerGroup, Inc.	24,200	1,825,890
		3,919,751
TOTAL INDUSTRIALS		75,487,323
INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 1.9%
Cisco Systems, Inc.	221,193	10,391,647
Electronic Equipment, Instruments & Components - 1.5%
TD SYNNEX Corp.	7,954	937,299
Teledyne Technologies, Inc. (a)	12,657	4,828,392
Vontier Corp.	58,044	2,358,328
		8,124,019
IT Services - 2.2%
Amdocs Ltd.	59,448	4,993,038
Capgemini SA	24,363	5,120,641
Twilio, Inc. Class A (a)	37,200	2,227,536
		12,341,215
Semiconductors & Semiconductor Equipment - 1.3%
Microchip Technology, Inc.	36,944	3,398,109
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	28,866	3,964,456
		7,362,565
Software - 1.2%
Dropbox, Inc. Class A (a)	84,300	1,952,388
Gen Digital, Inc.	171,587	3,455,762
Zoom Video Communications, Inc. Class A (a)	14,400	879,840
		6,287,990
Technology Hardware, Storage & Peripherals - 0.6%
HP, Inc.	124,400	3,494,396
TOTAL INFORMATION TECHNOLOGY		48,001,832
MATERIALS - 4.5%
Chemicals - 3.2%
Air Products & Chemicals, Inc.	14,400	3,403,296
Axalta Coating Systems Ltd. (a)	73,135	2,299,364
Corteva, Inc.	46,300	2,506,219
Olin Corp.	55,154	2,883,451
The Chemours Co. LLC	112,031	2,996,829
Westlake Corp.	25,487	3,755,764
		17,844,923
Containers & Packaging - 0.3%
O-I Glass, Inc. (a)	121,544	1,818,298
Metals & Mining - 0.5%
Glencore PLC	461,800	2,687,013
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	36,524	2,673,192
TOTAL MATERIALS		25,023,426
REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 4.4%
American Tower Corp.	6,422	1,101,758
CubeSmart	62,000	2,507,280
Equinix, Inc.	2,363	1,680,353
Equity Lifestyle Properties, Inc.	44,350	2,673,862
Invitation Homes, Inc.	134,622	4,604,072
Mid-America Apartment Communities, Inc.	10,232	1,330,160
Prologis, Inc.	35,894	3,662,983
Simon Property Group, Inc.	19,600	2,754,388
Welltower, Inc.	41,803	3,982,990
		24,297,846
UTILITIES - 5.2%
Electric Utilities - 4.0%
American Electric Power Co., Inc.	31,900	2,744,357
Constellation Energy Corp.	19,451	3,616,719
Edison International	43,462	3,088,410
FirstEnergy Corp.	69,679	2,671,493
NextEra Energy, Inc.	58,100	3,890,957
PG&E Corp.	227,394	3,890,711
Xcel Energy, Inc.	38,800	2,084,724
		21,987,371
Independent Power and Renewable Electricity Producers - 0.7%
The AES Corp.	212,087	3,796,357
Multi-Utilities - 0.5%
Sempra	42,658	3,055,593
TOTAL UTILITIES		28,839,321
TOTAL COMMON STOCKS (Cost $437,242,883)		543,197,839

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $9,045,847)	9,044,115	9,045,924

Equity Funds - 0.3%
	Shares	Value ($)
Domestic Equity Funds - 0.3%
iShares Russell 1000 Value ETF (Cost $1,692,732)	10,600	1,817,900

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $447,981,462)	554,061,663
NET OTHER ASSETS (LIABILITIES) - 0.1%	801,904
NET ASSETS - 100.0%	554,863,567

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	6,429,489	26,674,599	24,058,170	119,309	6	-	9,045,924	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	5,404,950	15,943,136	21,348,086	742	-	-	-	0.0%
Total	11,834,439	42,617,735	45,406,256	120,051	6	-	9,045,924

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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